Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net earnings	$ 16,034	$ 10,922	$ 32,568	$ 26,811
Adjustments for the following items:
Depletion of mineral interests	15,740	11,485	31,668	24,664
Non-cash cost of sales related to prepaid gold interests	4,921		10,481
Amortization	93	92	184	189
(Gain) Loss on disposition of mineral interests	1,000		1,000	(2,099)
(Increase) decrease in fair value of financial assets	954	3,834	(2,699)	4,492
Stock-based compensation expense	941	995	1,788	1,737
Income tax expense	1,626	1,269	2,992	3,412
Finance and other costs	1,923	931	3,839	1,754
Operating cash flow before working capital and taxes	43,232	29,528	81,821	60,960
Income taxes paid	(1,857)	(1,815)	(3,083)	(3,485)
Change in working capital	(500)	2,227	1,006	(1,176)
Operating cash flow	40,875	29,940	79,744	56,299
Investing activities
Acquisition of mineral interests	(17,593)	(5,434)	(163,597)	(14,562)
Proceeds on disposition of mineral interests	1,700		1,700	4,500
Proceeds on sale of investments				6,258
Acquisition of loans receivables	(8,833)		(17,333)
Acquisition of investments			(741)	(2,357)
Net cash used in investing activities	(24,726)	(5,434)	(179,971)	(6,161)
Financing activities
Proceeds from long-term debt	5,000		115,000
Repayments of long-term debt	(20,000)		(50,000)
Proceeds from exercise of stock options and warrants	16,398		17,203
Normal course issuer bid purchase of common shares	(10,505)	(106)	(13,075)	(331)
Dividends paid	(10,100)	(7,411)	(20,142)	(14,822)
Repayments and interest on lease obligation	(139)	(83)	(223)	(166)
Payments of interest on long-term debt	(2,096)	(486)	(3,217)	(982)
Net cash from (used in) financing activities	(21,442)	(8,086)	45,546	(16,301)
Effect of exchange rate changes on cash and cash equivalents	19	(121)	21	(78)
(Decrease) Increase in cash and cash equivalents during the period	(5,274)	16,299	(54,660)	33,759
Cash and cash equivalents at beginning of the period	21,712	58,132	71,098	40,672
Cash and cash equivalents at end of the period	$ 16,438	$ 74,431	$ 16,438	$ 74,431